TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
TAXATION
Total	$ 136	Rp 1,886	Rp 776
The company
TAXATION
Article 4 (2) - Final tax		43	18
Article 21 - Individual income tax		101	47
Article 22 - Withholding tax on goods delivery and imports		7	3
Article 23 - Withholding tax on services delivery		38	36
Article 26 - Withholding tax on non-resident income		9	3
VAT		487	334
Total		685	441
Subsidiaries
TAXATION
Article 4 (2) - Final tax		153	75
Article 21 - Individual income tax		108	113
Article 22 - Withholding tax on goods delivery and imports		3	5
Article 23 - Withholding tax on services delivery		80	110
Article 26 - Withholding tax on non-resident income		5	7
VAT		852	25
Total		Rp 1,201	Rp 335